Summary of Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2013
Shanghai Noah Rongyao Investment Consulting Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 24, 2007
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Shanghai Noah Financial Services Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Apr. 18, 2008	[1]
Place of Incorporation	PRC	[1]
Percentage of Ownership	100.00%	[1]
Noah Insurance (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Jan. 03, 2011	[2]
Place of Incorporation	Hong Kong	[2]
Percentage of Ownership	100.00%	[2]
Kunshan Noah Xingguan Investment Management Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 12, 2011
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Holdings (Hong Kong) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Sep. 01, 2011
Place of Incorporation	Hong Kong
Percentage of Ownership	100.00%
Shanghai Rongyao Information Technology Co., Ltd
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Mar. 02, 2012
Place of Incorporation	PRC
Percentage of Ownership	100.00%
Noah Financial Express (Wuhu) Microfinance Co., Ltd.
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of Incorporation	Aug. 13, 2013
Place of Incorporation	PRC
Percentage of Ownership	100.00%

[1]	In August 2012, Shanghai Noah Yuanzheng Investment Consulting Co., Ltd. was renamed as Shanghai Noah Financial Service Co., Ltd., after it obtained the regulatory approval to authorize its business scope to include providing investment advisory wealth management and related financial services.
[2]	In September 2013, Noah Private Wealth Management (Hong Kong) Limited was renamed as Noah Insurance (Hong Kong) Limited. It intends to apply for insurance brokerage license in Hong Kong.